Significant Accounting Policies (Changes In Accumulated Other Comprehensive Income By Components) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (96,583)	$ (25,219)
Other comprehensive income (loss) before reclassifications	(2,118)	(76,820)
Amount reclassified from accumulated other comprehensive income (loss)	27,091	5,456
Net current-period other comprehensive loss	24,548	(72,147)	$ 8,869
Ending balance	(71,610)	(96,583)	(25,219)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	24,973	(71,364)
Components of accumulated other comprehensive income loss, tax	24,973
Unrealized gains (losses) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(22,112)	(1,530)
Other comprehensive income (loss) before reclassifications	7,309	(25,079)
Amount reclassified from accumulated other comprehensive income (loss)	23,323	4,497
Net current-period other comprehensive loss	30,632	(20,582)
Ending balance	8,520	(22,112)	(1,530)
Unrealized gains (losses) on available-for-sale marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	87	287
Other comprehensive income (loss) before reclassifications	2	70
Amount reclassified from accumulated other comprehensive income (loss)	(61)	(270)
Net current-period other comprehensive loss	(59)	(200)
Ending balance	28	87	287
Pension and post-retirement benefit plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(54,643)	(25,433)
Other comprehensive income (loss) before reclassifications	4,063	(30,439)
Amount reclassified from accumulated other comprehensive income (loss)	3,829	1,229
Net current-period other comprehensive loss	7,892	(29,210)
Ending balance	(46,751)	(54,643)	(25,433)
Foreign currency translation differences
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(19,915)	1,457
Other comprehensive income (loss) before reclassifications	(13,492)	(21,372)
Amount reclassified from accumulated other comprehensive income (loss)	0	0
Net current-period other comprehensive loss	(13,492)	(21,372)
Ending balance	$ (33,407)	$ (19,915)	$ 1,457